Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Malvern Funds
Entity Central Index Key	0000836906
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000118817
Shareholder Report [Line Items]
Fund Name	Short-Term Inflation-Protected Securities Index Fund
Class Name	Investor Shares
Trading Symbol	VTIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Inflation-Protected Securities Index Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[1]
AssetsNet	$ 57,361,000,000
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of March 31, 2025)

Fund Net Assets (in millions)	$57,361
Number of Portfolio Holdings	27
Portfolio Turnover Rate	14%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets (as of March 31, 2025)

Less than 1 Year	19.4%
1 to 3 Years	38.5%
3 to 5 Years	41.7%
Other Assets and Liabilities—Net	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000118815
Shareholder Report [Line Items]
Fund Name	Short-Term Inflation-Protected Securities Index Fund
Class Name	ETF Shares
Trading Symbol	VTIP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Inflation-Protected Securities Index Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[2]
AssetsNet	$ 57,361,000,000
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of March 31, 2025)

Fund Net Assets (in millions)	$57,361
Number of Portfolio Holdings	27
Portfolio Turnover Rate	14%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets (as of March 31, 2025)

Less than 1 Year	19.4%
1 to 3 Years	38.5%
3 to 5 Years	41.7%
Other Assets and Liabilities—Net	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000118814
Shareholder Report [Line Items]
Fund Name	Short-Term Inflation-Protected Securities Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VTAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Inflation-Protected Securities Index Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[3]
AssetsNet	$ 57,361,000,000
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of March 31, 2025)

Fund Net Assets (in millions)	$57,361
Number of Portfolio Holdings	27
Portfolio Turnover Rate	14%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets (as of March 31, 2025)

Less than 1 Year	19.4%
1 to 3 Years	38.5%
3 to 5 Years	41.7%
Other Assets and Liabilities—Net	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000118816
Shareholder Report [Line Items]
Fund Name	Short-Term Inflation-Protected Securities Index Fund
Class Name	Institutional Shares
Trading Symbol	VTSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Inflation-Protected Securities Index Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[4]
AssetsNet	$ 57,361,000,000
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of March 31, 2025)

Fund Net Assets (in millions)	$57,361
Number of Portfolio Holdings	27
Portfolio Turnover Rate	14%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets (as of March 31, 2025)

Less than 1 Year	19.4%
1 to 3 Years	38.5%
3 to 5 Years	41.7%
Other Assets and Liabilities—Net	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000166998
Shareholder Report [Line Items]
Fund Name	Emerging Markets Bond Fund
Class Name	Investor Shares
Trading Symbol	VEMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Emerging Markets Bond Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$27	0.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[5]
AssetsNet	$ 4,236,000,000
Holdings Count | Holding	303
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of March 31, 2025)

Fund Net Assets (in millions)	$4,236
Number of Portfolio Holdings	303
Portfolio Turnover Rate	65%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of March 31, 2025)

Africa	14.2%
Asia	21.3%
Europe	10.6%
North America	28.5%
South America	19.5%
Other Assets and Liabilities—Net	5.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000166997
Shareholder Report [Line Items]
Fund Name	Emerging Markets Bond Fund
Class Name	Admiral™ Shares
Trading Symbol	VEGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Emerging Markets Bond Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$19	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[6]
AssetsNet	$ 4,236,000,000
Holdings Count | Holding	303
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of March 31, 2025)

Fund Net Assets (in millions)	$4,236
Number of Portfolio Holdings	303
Portfolio Turnover Rate	65%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of March 31, 2025)

Africa	14.2%
Asia	21.3%
Europe	10.6%
North America	28.5%
South America	19.5%
Other Assets and Liabilities—Net	5.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.